COST OF SALES - Disclosure of detailed information about cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost Of Sales [Line Items]
Production costs	$ 12,119
Refining and transportation costs	712
Depletion and depreciation	1,856
Royalties	208
Site share-based compensation	195
Cost of sales	$ 15,090	$ 0